SCHEDULE OF FUTURE AMORTIZATION EXPENSE (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
2024		$ 2,474,177
2025		1,666,160
Carrying value	$ 2,082,699	$ 4,140,337	$ 7,064,358